Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 18 – SUBSEQUENT EVENTS Management has evaluated subsequent events through the date the unaudited condensed consolidated financial statements were available for issuance.

NOTE 20 – SUBSEQUENT EVENTS

On January 16, 2024, the Company entered into a securities purchase agreement (the “Second SPA”) with certain Company insiders consisting of HillCour Investment Fund, LLC (“HillCour”), an entity controlled by the Company’s Chief Executive Officer, the Company’s Chairman, and one of the Company’s directors, pursuant to which the Company agreed to issue and sell 1,322,100 shares of Common Stock in a private placement, at a purchase price of $0.9201 per share (or the consolidated closing bid price of the Company’s Common Stock on Nasdaq as of January 16, 2024). The securities issued in the First SPA and Second SPA are exempt from the registration requirements of the Securities Act pursuant to Section 4(a)(2) of the Securities Act and/or Rule 506(b) of Regulation D promulgated thereunder. The securities have not been registered under the Securities Act and may not be sold in the United States absent registration or an exemption from registration.

On February 5, 2024, the Company entered into an Agreement of Sale of Future Receipts (the “Libertas Agreement”) with Libertas Funding LLC (“Libertas”) to sell future receipts totaling $2,193,000 for a purchase price of $1,700,000. The sold amount of future receipts is to be delivered weekly to Libertas at predetermined amounts over a period of nine months. The agreement contains an early delivery discount fee for delivering the future receivables before the end of the contract term and an origination fee. The Company’s Chief Executive Officer provided a guarantee for the funding agreement through various entities the Chief Executive Officer controls.

On February 7, 2024, the Company entered into an amendment with AXA, see Note 5.

On March 7, 2024, the Company entered into a securities purchase agreement with HillCour Investment Fund, LLC, an entity controlled by the Company’s Chief Executive Officer, Damien Lamendola, pursuant to which we agreed to issue and sell 910,000 shares of Common Stock in a private placement, at a purchase price of $1.65 per share (or the consolidated closing bid price of the Company’s Common Stock on Nasdaq as of March 7, 2024).